Obligations for pension and similar liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Obligations For Pension And Similar Liabilities
Schedule of actuarial assumptions adopted in the calculations

		2025		2024		2023
Actuarial Assumptions Adopted in the Calculations	Retirement	Health	Retirement	Health	Retirement	Health
Nominal Discount Rate for Actuarial Liability	10.7%	10.5%	10.6%	10.5%	8.7%	8.7%
Rate for Determining Interest on Assets for the Following Fiscal Year	10.7%	10.5%	10.6%	10.5%	8.7%	8.7%
Projected Long-Term Inflation Rate	3.0%	3.0%	3.0%	3.0%	3.0%	3.0%
Projected Nominal Wage Growth Rate	3.5%	N/A	3.5%	N/A	3.5%	N/A
General Mortality Table	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000

Schedule of financial assumptions and demographic assumptions

	Post-Employment Plans			Other Similar Obligations
	2025	2024	2023	2025	2024	2023
Present value of liabilities at the beginning of the fiscal period (Note 39)	22,996,370	26,241,550	24,106,720	4,689,396	5,130,333	4,588,664
Costs of current services (Note 39)	255	586	(911)	5,586	5,694	4,903
Interest cost	2,322,447	2,247,577	2,188,015	486,529	438,944	429,103
Paid benefits	(2,822,774)	(4,721,231)	(2,487,932)	(547,991)	(489,818)	(448,912)
Actuarial losses (gains)	546,209	(1,040,157)	2,433,313	841,514	(395,757)	556,575
Others	2,510	268,045	2,345	(137)	-	-
Present value of liabilities at the end of the fiscal period	23,045,017	22,996,370	26,241,550	5,474,897	4,689,396	5,130,333
Any less:
Fair value of plan assets (1)	25,289,715	26,158,640	27,328,362	5,253,707	5,008,751	5,570,354
Unrecognized assets (1)	(2,624,294)	(3,617,497)	(2,649,505)	(368,511)	(877,078)	(1,082,010)
Provisions - net	379,596	455,227	1,562,693	589,701	557,723	641,989

Total provisions for pension plans, net	969,317	1,023,424	2,204,684
Of which:
Actuarial provisions	1,357,203	1,364,437	2,543,504
Actuarial assets (note 15) (1)	387,886	341,013	338,820

Experience-Based Adjustments in Net Assets	(1,338,149)	(1,200,878)	(99,752)	37,761	(772,305)	387,599

Plan Experience	(670,274)	(2,343,241)	(585,676)	(738,349)	(416,984)	(171,107)
Changes in Financial Assumptions	123,950	3,347,376	(1,652,752)	11,000	770,940	(419,306)
Changes in Demographic Assumptions	-	-	(178,125)	(114,165)	41,519	33,838
Actuarial Gain (Loss) - Obligation	(546,324)	1,004,135	(2,416,553)	(841,514)	395,475	(556,575)
Return on Investments Different from the Return Implicit in the Discount Rate	(1,338,033)	(1,183,609)	(127,052)	37,908	(771,685)	387,599
Actuarial Gain (Loss) - Asset	(1,338,033)	(1,183,609)	(127,052)	37,908	(771,685)	387,599
Change in Surplus/Irrecoverable Deficit	1,356,862	(704,716)	1,801,693	598,347	304,272	(89,852)
(1)	Refers to the surplus plans Banesprev I and III, Sanprev I, II and III and Bandeprev. Refers to the surplus plans Banesprev I and III, Sanprev I, II and III and Bandeprev.

Schedule of amounts recognized in the consolidated statement of income statement

	Post-Employment Plans			Other Similar Obligations
	2025	2024	2023	2025	2024	2023
Income
Personnel expenses - Costs of current services (note 39)	255	586	(911)	5,586	5,694	4,903
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	(322,599)	(115,866)	(198,288)	(41,947)	(52,667)	(42,656)
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	363,660	273,924	308,381	89,781	99,728	84,729
Other movements - Extraordinary Charges	(30)	(67)	(280)	-	-	(91)
Total	41,286	158,577	108,902	53,420	52,755	46,885

Schedule of changes in fair value of the plan assets

	Post-Employment Plans			Other Similar Obligations
	2025	2024	2023	2025	2024	2023
Fair value of plan assets at the beginning of the year	26,158,640	27,328,362	27,316,715	5,008,751	5,570,354	4,945,407
Interest Income (Expenses)	2,645,046	2,363,706	2,386,330	528,476	491,611	471,759
Remeasurement – Real gain (loss) on actuarial assets excluding interest expenses (net)	(1,338,149)	(1,200,878)	(99,752)	37,761	(772,305)	387,599
Contributions	646,952	2,388,681	212,719	182,652	177,614	173,335
Being:
By the Bank	644,411	2,386,461	210,367	182,652	177,614	173,335
By plan participants	2,541	2,220	2,352	-	-	-
Paid benefits	(2,822,774)	(4,721,231)	(2,487,650)	(503,933)	(458,523)	(407,746)
Fair value of plan assets at the end of the year	25,289,715	26,158,640	27,328,362	5,253,707	5,008,751	5,570,354

Schedule of assumptions rates related to cost of medical care

					Sensitivity
	2025		2024		2023
	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities	Current Service Cost and Interest	Present Value of Liabilities
Interest rate
(+)0.5%	(26,808)	(259,596)	(23,750)	(231,019)	(27,627)	(346,439)
(-)0.5%	29,147	282,241	25,895	251,828	24,768	266,243
General Mortality Table
Applied (+) 2 years	(57,188)	(553,699)	(48,858)	(475,167)	(50,263)	(611,723)
Applied (-) 2 years	59,695	577,970	50,445	490,605	48,527	544,105
Cost of Medical Care
(+)0.5%	32,334	313,063	28,376	275,982	26,968	291,763
(-)0.5%	(30,085)	(291,286)	(26,451)	(257,258)	(30,133)	(376,538)

Schedule of duration of actuarial of plans

Post-Employment Plans		Other Similar Obligations
Plans	Duration (Average in Years)	Plans	Duration (Average in Years)
Banesprev	7.58	Cabesp	10.33
Sanprev	7.04	ABN	7.64
Bandeprev	5.51	Circulars	7.21
SantanderPrevi	6.03	AM - Bandeprev	8.01
CACIBAN / DAB / DCA	4.78 /4.50 /5.31	Lifetime Directors	5.97
		AM - Fundação Sudameris	8.21
		Health Plan for Members	21.11
		Life insurance	4.60